Summary of Significant Accounting Policies (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Concentration Risk [Line Items]
Revenue	$ 962,195	$ 752,764	$ 569,946
Percentage of revenue	100.00%	100.00%	100.00%
Service fees
Concentration Risk [Line Items]
Revenue	$ 451,205	$ 350,311	$ 262,255
Percentage of revenue	47.00%	47.00%	46.00%
Fulfillment services
Concentration Risk [Line Items]
Revenue	$ 510,990	$ 402,453	$ 307,692
Percentage of revenue	53.00%	53.00%	54.00%